Expense Example - HAWAIIAN TAX-FREE TRUST	Jul. 29, 2026 USD ($)
HAWAIIAN TAX-FREE TRUST CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 390
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	790
Expense Example, with Redemption, 10 Years	1,387
HAWAIIAN TAX-FREE TRUST CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	534
Expense Example, with Redemption, 5 Years	920
Expense Example, with Redemption, 10 Years	1,597
HAWAIIAN TAX-FREE TRUST CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	846
HAWAIIAN TAX-FREE TRUST CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	$ 882